Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Activity by Period Relating to the Company’s Warranty Provision	Activity by period relating to the Company’s warranty provision was as follows (in thousands):
	Thirteen- Weeks Ended March 31, 2024	Year Ended December 31, 2023
Warranty provision, beginning of period	$4,849	$3,981
Accruals for new warranties issued	265	2,968
Settlements	(250)	(2,100)
Warranty provision, end of period	$4,864	$4,849
Warranty provision, current	$1,448	$1,433
Warranty provision, noncurrent	$3,416	$3,416
Activity by period relating to the Company’s warranty provision was as follows (in thousands):
	Fiscal Years Ended December 31,
	2023	2022
Warranty provision, beginning of period	$3,981	$2,281
Warranty liability from Business Combination	–	1,943
Accruals for new warranties issued	2,968	1,492
Settlements	(2,100)	(1,735)
Warranty provision, end of period	$4,849	$3,981
Warranty provision, current	$1,433	$767
Warranty provision, noncurrent	3,416	3,214

Schedule of Weighted Average Remaining Lease Term and the Discount Rate	The weighted average remaining lease term and the discount rate for the Company’s operating leases are as follows:
December 31, 2023
Remaining average remaining lease term	2.48 years
Weighted average discount rate	15.57%

Schedule of Future Minimum Lease Payments Under Non-Cancelable	Future minimum lease payments under non-cancelable operating leases as of December 31, 2023 are as follows (in thousands):
2024	$743
2025	592
2026	477
Total undiscounted liabilities	1,812
Less: imputed interest	(539)
Total operating lease liabilities	$1,273